FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of company's assets that are measured at fair value on a recurring basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$92,026,912	$91,997,501

Liabilities:
Warrant liability – Public Warrants	1	$2,484,000	$3,250,667
Warrant liability – Private Placement Warrants	3	117,180	153,347

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$91,997,501
Liabilities:
Warrant Liability – Public Warrants	1	3,250,667
Warrant Liability – Private Placement Warrants	3	153,347

Summary of key Inputs into the Binomial Lattice Simulation Model for the Private Placement Warrants and Public Warrants
The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	November 23, 2020 (Initial Measurement)	December 3 1 , 2020
Risk-free interest rate	0.4%	0.4%
Expected term (years)5	5	5
Expected volatility	12.0%	16%
Exercise price	$11.50	$11.50
Fair value of Units	$9.81	$10.12

Summary of fair value of the warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$153,347	$3,250,667	$3,404,014
Change in valuation inputs or other assumptions	(36,167)	(766,667)	(802,834)

Fair value as of March 31, 2021	$117,180	$2,484,000	$2,601,180

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
	$—	$—	$—
Initial measurement on November 23, 2020	77,900	1,520,000	1,597,900
Change in valuation inputs or other assumptions	75,447	1,730,667	1,806,114
Fair value as of December 31, 2020	$153,347	$3,250,667	$3,404,014